Fair Value of Financial Instruments - Textuals (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Fair Value Disclosures [Abstract]
Debt, fair value	$ 1,687,100	$ 1,619,700
Debt, carrying value	$ 1,631,642	$ 1,590,696